EQUITY INVESTMENTS - Schedule of Continuity of Equity Investments (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Fair value
CONTINUITY OF EQUITY INVESTMENTS
Balance beginning	$ 54,020	$ 56,539
Proceeds on disposal	(127,184)
Change in fair value	74,010	(2,641)
Foreign exchange impact	(846)	122
Balance, ending		54,020
Accumulated mark-to-market gain included in deficit
CONTINUITY OF EQUITY INVESTMENTS
Balance beginning	3,882,867	3,885,508
Proceeds on disposal	(127,184)
Change in fair value	74,010	(2,641)
Balance, ending	$ 3,829,693	$ 3,882,867